Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 31,553	$ 36,471
Securities
Trading	140,421	128,258
Investment, net of applicable allowance	100,240	94,608
Securities	240,661	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,640	294,602
Loans, net of applicable allowance
Loans, net	612,393	576,818
Other
Derivatives	98,774	94,039
Deposits
Personal	287,929	270,154
Business and government	563,343	534,371
Bank	29,939	32,521
Deposits	881,211	837,046
Other
Obligations related to securities sold short	33,602	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	220,027	206,814
Derivatives	96,857	90,238
Subordinated debentures	9,818	9,131
Financial assets classified as at FVTPL [member]
Securities
Trading	131,515	121,031
Securities	131,515	121,031
Assets purchased under reverse repurchase agreements and securities borrowed	250,276	219,108
Loans, net of applicable allowance
Retail	182	69
Wholesale	9,129	7,129
Loans, net	9,311	7,198
Other
Derivatives	98,774	94,039
Other assets	1,445	1,373
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	17,403	20,274
Securities
Trading	8,906	7,227
Securities	8,906	7,227
Loans, net of applicable allowance
Retail	240	190
Wholesale	1,713	1,540
Loans, net	1,953	1,730
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	53,757	48,093
Securities	53,757	48,093
Loans, net of applicable allowance
Retail	96	94
Wholesale	477	458
Loans, net	573	552
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	470	406
Securities	470	406
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	134	150
Business and government	(44)	(11)
Deposits	90	139
Other
Obligations related to securities sold short	33,602	32,247
Derivatives	96,857	90,238
Other liabilities	(1,328)	(1,434)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	16,177	14,602
Business and government	115,832	103,446
Bank	2,948	7,072
Deposits	134,957	125,120
Other
Obligations related to assets sold under repurchase agreements and securities loaned	213,818	201,839
Other liabilities	55	18
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	14,150	16,197
Securities
Investment, net of applicable allowance	46,235	45,367
Securities	46,235	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	59,367	75,490
Loans, net of applicable allowance
Retail	415,474	394,051
Wholesale	185,858	168,087
Loans, net	601,332	562,138
Other
Other assets	51,910	46,205
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	271,868	255,115
Business and government	448,732	431,158
Bank	27,018	25,462
Deposits	747,618	711,735
Other
Obligations related to assets sold under repurchase agreements and securities loaned	6,210	4,976
Other liabilities	56,083	54,880
Subordinated debentures	9,953	9,319
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	31,553	36,471
Securities
Trading	140,421	128,258
Investment, net of applicable allowance	100,240	94,608
Securities	240,661	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,640	294,602
Loans, net of applicable allowance
Retail	414,507	397,455
Wholesale	197,886	179,363
Loans, net	612,393	576,818
Other
Derivatives	98,774	94,039
Other assets	53,355	47,578
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	14,150	16,197
Securities
Investment, net of applicable allowance	46,013	46,109
Securities	46,013	46,109
Assets purchased under reverse repurchase agreements and securities borrowed	59,364	75,494
Loans, net of applicable allowance
Retail	413,989	397,102
Wholesale	186,567	170,236
Loans, net	600,556	567,338
Other
Other assets	51,910	46,205
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	31,553	36,471
Securities
Trading	140,421	128,258
Investment, net of applicable allowance	100,462	93,866
Securities	240,883	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	309,643	294,598
Loans, net of applicable allowance
Retail	415,992	394,404
Wholesale	197,177	177,214
Loans, net	613,169	571,618
Other
Derivatives	98,774	94,039
Other assets	53,355	47,578
Financial liabilities at carrying amount [member]
Deposits
Personal	287,929	270,154
Business and government	563,343	534,371
Bank	29,939	32,521
Deposits	881,211	837,046
Other
Obligations related to securities sold short	33,602	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	220,027	206,814
Derivatives	96,857	90,238
Other liabilities	54,836	53,501
Subordinated debentures	9,818	9,131
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	271,618	255,402
Business and government	447,555	430,936
Bank	26,991	25,449
Deposits	746,164	711,787
Other
Obligations related to assets sold under repurchase agreements and securities loaned	6,209	4,975
Other liabilities	56,109	54,917
Subordinated debentures	9,818	9,131
Financial liabilities at fair value [member]
Deposits
Personal	288,179	269,867
Business and government	564,520	534,593
Bank	29,966	32,534
Deposits	882,665	836,994
Other
Obligations related to securities sold short	33,602	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	220,028	206,815
Derivatives	96,857	90,238
Other liabilities	54,810	53,464
Subordinated debentures	$ 9,953	$ 9,319